Mortgages and Other Loans (Details) - Schedule of the Outstanding Loans Carried Out by the Company and its Subsidiaries from Banks - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2022
Bank [Member]
Short-Term Debt [Line Items]
Amount Outstanding		$ 2,107	$ 9,014
Bank [Member] | Maple View Development LLC [Member]
Short-Term Debt [Line Items]
Loan Initial Principal			$ 2,128
Interest			4.25%
Amount Outstanding		2,107	$ 2,107
Due Date			Dec. 28, 2024
Balance sheet classification			Short term liabilities
Bank [Member] | Maple Heights Development [Member]
Short-Term Debt [Line Items]
Loan Initial Principal			$ 1,198
Interest			5.50%
Amount Outstanding			$ 1,198
Due Date			Jan. 06, 2023
Balance sheet classification			Short term liabilities
Bank [Member] | Pecan Ranch Development [Member]
Short-Term Debt [Line Items]
Loan Initial Principal			$ 2,220
Interest			4.25%
Amount Outstanding			$ 2,220
Due Date			Dec. 10, 2023
Balance sheet classification			Short term liabilities
Bank [Member] | Maple Grove Development LLC [Member]
Short-Term Debt [Line Items]
Loan Initial Principal			$ 3,517
Interest			4.00%
Amount Outstanding			$ 3,489
Due Date			Dec. 08, 2023
Balance sheet classification			Short term liabilities
Other 3rd parties [Member]
Short-Term Debt [Line Items]
Amount Outstanding		3,000	$ 13,904
Other 3rd parties [Member] | Maple Farms GP LLC [Member]
Short-Term Debt [Line Items]
Loan Initial Principal			$ 3,000
Interest			12.00%
Amount Outstanding		3,000	$ 3,000
Due Date			Jan. 01, 2024
Balance sheet classification			Long term liabilities
Lender	[1]		* Katonti Ltd. and NDBS Investments LLC
Other 3rd parties [Member] | Maple Reserve Development [Member]
Short-Term Debt [Line Items]
Loan Initial Principal			$ 10,000
Interest			10.00%
Amount Outstanding			$ 10,000
Due Date			Jul. 05, 2023
Balance sheet classification			short term liabilities
Lender			John F Howell Jr. - Waller 381 Trust
Other 3rd parties [Member] | Maple Reserve [Member]
Short-Term Debt [Line Items]
Loan Initial Principal			$ 440
Interest			10.00%
Amount Outstanding			$ 440
Due Date			Sep. 30, 2024
Balance sheet classification			short term liabilities
Lender			Eyal Ashkenazi
Other 3rd parties [Member] | Maple woods GP [Member]
Short-Term Debt [Line Items]
Loan Initial Principal			$ 25
Interest			10.00%
Amount Outstanding			$ 25
Due Date			Sep. 30, 2024
Balance sheet classification			short term liabilities
Lender			Eyal Ashkenazi
Other 3rd parties [Member] | Pecan Ranch GP [Member]
Short-Term Debt [Line Items]
Loan Initial Principal			$ 193
Interest			10.00%
Amount Outstanding			$ 193
Due Date			Mar. 26, 2024
Balance sheet classification			Long term liabilities
Lender			Eyal Ashkenazi
Other 3rd parties [Member] | Maple X [Member]
Short-Term Debt [Line Items]
Loan Initial Principal			$ 245
Interest			12.00%
Amount Outstanding			$ 246
Due Date			Sep. 30, 2024
Balance sheet classification			Long term liabilities
Lender	[1]		* Katonti Ltd. and NDBS Investments LLC
Sellers [Member]
Short-Term Debt [Line Items]
Amount Outstanding		4,855	$ 8,445
Sellers [Member] | Maple Grove Development LLC [Member]
Short-Term Debt [Line Items]
Loan Initial Principal			$ 2,000
Interest			8.00%
Amount Outstanding		2,000
Due Date			Feb. 08, 2023
Balance sheet classification			Short term liabilities
Lender	[2]		Morton Newman Partners LLC
Sellers [Member] | Pecan Ranch North LLC [Member]
Short-Term Debt [Line Items]
Loan Initial Principal			$ 2,855
Interest	[3]		0.00%
Amount Outstanding		2,855	$ 2,755
Due Date			Jun. 10, 2023
Balance sheet classification			Short term liabilities
Lender	[2]		SH 288 & 476 Partners LTD
Sellers [Member] | Maple Park GP [Member]
Short-Term Debt [Line Items]
Loan Initial Principal			$ 3,000
Interest			6.00%
Amount Outstanding			$ 3,000
Due Date			Dec. 12, 2024
Balance sheet classification			Short term liabilities
Lender	[2]		Rosebrook Holdings LLC
Sellers [Member] | Maple Woods [Member]
Short-Term Debt [Line Items]
Loan Initial Principal			$ 2,690
Interest			5.00%
Amount Outstanding			$ 2,690
Due Date			Apr. 15, 2026
Balance sheet classification			Short term liabilities
Lender	[2]		Joe C Smith

[1]	After the balance sheet date the counterparties to this loan were appointed as directors of the company.
[2]	All loans are secured as a first lien on the rights of the property company (borrower) in the property.
[3]	This loan was granted as part of the acquisition agreement for this property.